Transactions With Affiliates - Additional Information (details) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		May 31, 2008 Note Receivable From Anadarko [Member] Western Gas Partners [Member]	Dec. 31, 2013 Note Receivable From Anadarko [Member] Western Gas Partners [Member]	Dec. 31, 2012 Note Receivable From Anadarko [Member] Western Gas Partners [Member]	Dec. 31, 2013 Note Payable To Anadarko [Member] Western Gas Partners [Member]	Dec. 31, 2008 Note Payable To Anadarko [Member] Western Gas Partners [Member]	Jun. 30, 2012 Senior Notes 4 Percent Due 2022 [Member] Western Gas Partners [Member]	Dec. 31, 2013 Gathering Transportation And Treating [Member] Western Gas Partners [Member]	Dec. 31, 2012 Gathering Transportation And Treating [Member] Western Gas Partners [Member]	Dec. 31, 2011 Gathering Transportation And Treating [Member] Western Gas Partners [Member]	Dec. 31, 2013 Processing [Member] Western Gas Partners [Member]	Dec. 31, 2012 Processing [Member] Western Gas Partners [Member]	Dec. 31, 2011 Processing [Member] Western Gas Partners [Member]	Dec. 31, 2013 Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Note receivable, due date								May 14, 2038
Note receivable - Anadarko	$ 260,000,000	[1]	$ 260,000,000	[1]			$ 260,000,000
Debt instrument, maturity date										Aug. 02, 2013
Fixed annual rate for note receivable bearing interest							6.50%
The fair value of the note receivable								296,700,000	334,800,000
Principal	1,420,000,000		1,170,000,000								175,000,000
Fixed interest rate												4.00%
Affiliate throughput percent													57.00%	64.00%	67.00%	56.00%	59.00%	64.00%
General and administrative	$ 33,464,000	[1],[2]	$ 99,728,000	[1],[2]	$ 40,564,000	[1],[2]													$ 250,000

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $129.0 million, $145.3 million and $83.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. Operation and maintenance includes charges from Anadarko of $56.4 million, $51.2 million and $51.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. General and administrative includes charges from Anadarko of $24.2 million, $92.9 million and $33.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. See Note 5.